Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 19,306	$ 16,150	$ 15,647
Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23
Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	6,654
Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	750
Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,085
Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	269
Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	432
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	113
Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	9,980
(Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	19,306
(Level 1) [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23
(Level 1) [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	6,654
(Level 1) [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	750
(Level 1) [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,085
(Level 1) [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	269
(Level 1) [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	432
(Level 1) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	113
(Level 1) [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 9,980